INCOME TAXES (Summary of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Ending balance—gross unrecognized tax benefits (“UTB”s)	$ 17,496	$ 18,728	$ 20,137
Unrecognized tax benefits if recognized, would impact certain deferred tax assets	16,600
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	829	2,061	3,470
Decrease in provision for income taxes due to reduction of gross unrecognized tax benefits	1,200
Accrued interest and penalties	400	400
Unrecognized tax benefits
Beginning balance-gross unrecognized tax benefits (UTB’s)	18,728	20,137	22,694
Lapse of statute of limitations	(1,232)	(1,409)	(2,557)
Ending balance—gross unrecognized tax benefits (“UTB”s)	17,496	18,728	20,137
UTB’s as a credit in deferred taxes	(14,604)	(14,604)	(14,604)
Federal benefit of state taxes	$ (2,063)	$ (2,063)	$ (2,063)